Convertible Debt	9 Months Ended
Jul. 31, 2022
Financial Instruments [Abstract]
Convertible Debt	Convertible Debt

	July 31, 2022	October 31, 2021
	$	$
KSP Note (a)	92,343,624	100,877,838
Glencore Note (b)	192,510,272	—
Total Convertible Debt at end of period	284,853,896	100,877,838

(a) KSP Note

	July 31, 2022	October 31, 2021
	$	$
Principal of convertible note at beginning of period	100,000,000	—
Issuance of convertible notes	5,923,518	100,000,000
Principal of convertible note at end of period	105,923,518	100,000,000

Conversion feature at beginning of period	29,028,938	—
Conversion feature issued	—	27,681,043
Fair value (gain) loss on embedded derivative	(16,744,434)	1,347,895
Conversion feature at end of period	12,284,504	29,028,938

Debt component at beginning of period	71,848,900	—
Debt component issued	5,923,518	72,318,957
Transaction costs	—	(1,599,737)
Accrued interest paid in kind	(5,923,518)	—
Accrued interest expense	8,210,220	1,129,680
Debt component at end of period	80,059,120	71,848,900
Total Convertible Debt at end of period	92,343,624	100,877,838
On September 29, 2021, the Company entered into a Note Purchase Agreement (the “KSP Note Purchase Agreement”) with Spring Creek Capital, LLC (an affiliate of Koch Strategic Platforms, LLC, being a subsidiary of Koch Investments Group) and issued an unsecured convertible note (the “KSP Note”) for a principal amount of $100 million to Spring Creek Capital, LLC. The KSP Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the KSP Note is payable semi-annually, and Li-Cycle is permitted to pay interest on the KSP Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments were based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the KSP Note,
LIBOR has a floor of 1% and a cap of 2%. Once the LIBOR interest rate is no longer published, the interest rate will instead be based on the sum of the Secured Overnight Financing Rate ("SOFR") and the average spread between the SOFR and LIBOR during the three-month period ending on the date on which LIBOR ceases to be published. The PIK election results in a new note under the same terms as the original KSP Note, issued in lieu of interest payments with an issuance date on the applicable interest date. On May 1, 2022, Spring Creek Capital, LLC assigned the KSP Note and the PIK note outstanding at that time to an affiliate, Wood River Capital, LLC. On June 30, 2022, the Company issued a PIK Note to Wood River Capital, LLC in the amount of $4,095,740. The KSP Note and the PIK notes issued thereunder are referred to collectively as the “2021 Convertible Notes”, and as at July 31, 2022, comprised the following:

Note	Date Issued	Amount Issued
KSP Note	September 29, 2021	$100,000,000
PIK Note	December 31, 2021	$1,827,778
PIK Note	June 30, 2022	$4,095,740
Total		$105,923,518

The conversion feature under the 2021 Convertible Notes has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The KSP Note had an initial conversion price of approximately $13.43 per Li-Cycle common share, subject to customary anti-dilution adjustments, which price was established based on 125% of the 7-day volume-weighted average price of Li-Cycle’s common shares prior to the date of the KSP Note Purchase Agreement. Should the Company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the 2021 Convertible Notes. Li-Cycle will settle its conversion obligations through the delivery of its own common shares. As at July 31, 2022, no conversions had taken place.

The fair value of the embedded derivatives upon issuance of the original KSP Note was determined to be a liability of $27,681,043 whereas the remaining $72,318,957, net of transaction costs of $1,599,737, was allocated to the principal portion of the debt. During the three and nine months ended July 31, 2022, the Company recognized a fair value loss of $815,396 and fair value gain of $16,744,434 on the embedded derivatives, respectively. The embedded derivatives were valued using the Binomial Option Pricing Model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021	July 31, 2022
Risk free interest rate	1.06%	1.23%	2.77%
Expected life of options	5 years	4.92 years	4.17 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	65%
Share Price	12.56	12.94	7.19
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.
(b) Glencore Note